UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22459

Global Equity Long/Short Master Fund
(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517
(Address of principal executive offices)		(Zip Code)

Corporation Service Company
2711 Centerville Road Suite 400
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s Telephone Number, including area code		(919) 933-4004

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

1

 Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Schedule of Investments

(Unaudited)

December 31, 2011

(in U.S. dollars)

					Next
					Available
			Percent of		Redemption
Investments in Investment Funds, at fair value[1]	Cost	Fair Value	Net Assets	Liquidity[2,3]	Date[4]

Asia
Ashoka Offshore Fund	$4,630,205	$4,416,331	6.46%	Quarterly	3/31/2012
46,000 shares - Series A - Unrestricted
Value Partners Hedge Fund, Ltd.	2,278,389	2,193,465	3.21	Monthly	1/31/2012
80,880 shares - Series 45
Value Partners Hedge Fund, Ltd.	1,918,700	1,847,183	2.70	Monthly	1/31/2012
68,111 shares - Series 47
Total Asia	8,827,294	8,456,979	12.37

Emerging Markets
Amiya Global Emerging Opportunities Fund, Ltd.	2,811,511	2,678,569	3.92	Quarterly	3/31/2012
12,618 shares - Class B2
Total Emerging Markets	2,811,511	2,678,569	3.92

Energy & Natural Resources
Chilton Global Natural Resources International II	2,732,208	2,690,062	3.93	Quarterly	3/31/2012
380 shares - Class C Series 04/11
HFR He Bristol Fund	500,000	419,212	0.61	Monthly	1/31/2012
500 shares - Series D
Southport Energy Plus Offshore Fund, Inc.	955,064	912,193	1.33	Quarterly	3/31/2012
3,984 shares - Class E
Standard Investment Research Energy Opportunities	1,418,096	1,505,672	2.20	Quarterly	9/30/2012
1,500 shares - Class A
Touradji Global Resources Offshore Fund, Ltd.	4,124,470	4,371,358	6.41	Every 3 Years	Various
2,139 shares - Class A2 Series 04 05
Total Energy & Natural Resources	9,729,838	9,898,497	14.48

2

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

(Unaudited)

December 31, 2011

(in U.S. dollars)

					Next
					Available
			Percent of		Redemption
Investments in Investment Funds, at fair value[1]	Cost	Fair Value	Net Assets	Liquidity[2,3]	Date[4]

Financials
SAB Overseas Fund, Ltd.	$2,665,809	$2,836,625	4.15%	Quarterly	3/31/2012
2,975 shares - Series A-NR
Samlyn Offshore, Ltd.	3,087,881	3,196,381	4.68	Semi-Annually	6/30/2012
2,707 shares - Class A1s
Samlyn Offshore, Ltd.	375,973	375,973	0.54	Illiquid	N/A
376 shares - Class S
Total Financials	6,129,663	6,408,979	9.37

Global Concentrated
The Children's Investment Fund	2,180,120	2,413,429	3.53	Every 3-5 Years	Various
19,266 shares - Class C1
Total Global Concentrated	2,180,120	2,413,429	3.53

Global Long/Short
Atlas Leveraged Fund, Ltd.	3,772,499	3,618,036	5.29	Monthly	1/31/2012
4,000 shares - Class B - Series 06-11
Glade Brook Global Offshore Fund, Ltd.	2,500,000	2,409,632	3.52	Quarterly	3/31/2012
2,500 shares - Class FC-UR-2
Hound Partners Offshore Fund, Ltd.	5,941,045	6,500,852	9.51	Quarterly	3/31/2012
5,639 shares - Class A
Lakewood Capital Offshore Fund, Ltd.	2,500,000	2,557,096	3.74	Quarterly	3/31/2012
2,500 shares - Class A-1
Viking Global Equities III, Ltd.	2,037,219	2,178,117	3.19	Every 1-3 Years	Various
1,165 shares - Class H Series 1E
Viking Global Equities III, Ltd.	796,165	851,483	1.25	Every 1-3 Years	Various
447 shares - Class I Series 1E
Total Global Long/Short	17,546,928	18,115,216	26.50

3

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

(Unaudited)

December 31, 2011

(in U.S. dollars)

					Next
					Available
			Percent of		Redemption
Investments in Investment Funds, at fair value[1]	Cost	Fair Value	Net Assets	Liquidity[2,3]	Date[4]

Healthcare
Broadfin Healthcare Offshore Fund, Ltd.	$3,043,711	$3,172,447	4.64%	Quarterly	3/31/2012
3,000 shares - Series A S1 02/11
Expo Health Sciences Fund, Ltd.	2,849,834	2,715,501	3.97	Quarterly	3/31/2012
3,140 shares - Class A
Total Healthcare	5,893,545	5,887,948	8.61

Technology
Artis Partners 2X, Ltd.	1,212,203	933,571	1.37	Monthly	1/31/2012
16,905 shares - Class A Series 18
Artis Partners 2X, Ltd.	206,301	135,326	0.20	Illiquid	N/A
2,063 shares - Class K Series 1-1
Tiger Global, Ltd.	3,216,483	3,361,266	4.92	Semi-Annual	Various
6,636 shares - Class C				Annually
Tiger Global, Ltd.	4,497,634	4,700,086	6.86	Semi-Annual	Various
19,462 shares - Class E				Annually
Total Technology	9,132,621	9,130,249	13.35

Total Investments in Investment Funds	$62,251,520	$62,989,866	92.13%

1 The Fund’s investments are domiciled in the following countries: 0.67% Bermuda, 4.27% British Virgin Islands, and 95.06% Cayman Islands.

2 Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.

3 Illiquid - Investment Fund will periodically redeem depending on cash availability.

4 Investments in Investment Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after December 31, 2011 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Investment Funds may be subject to fees.

4

Notes to Schedule of Investments

Valuation of Investments

The net asset value (“NAV”) of Global Equity Long/Short Master Fund (the “Master Fund”) is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Investment Manager. The NAV of the Master Fund’s investments is calculated by State Street Bank & Trust, the Master Fund’s independent administrator (the “Independent Administrator”).

The Master Fund’s Board of Trustees (the “Board”) has delegated the process of valuing securities for which market quotations are not readily available to the valuation committee (the “Committee”). The Committee is responsible for overseeing and monitoring the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters and overseeing implementation of the valuation procedures used by the Master Fund to value securities, including the fair value of the Master Fund’s investments in Investment Funds.

Investments in Investment Funds held by the Master Fund are valued as follows:

The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. Investments in Investment Funds are subject to the terms of the Investment Funds’ offering documents. Valuations of the Investment Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Investment Funds’ as required by the Investment Funds’ offering documents. If the Investment Manager determines that the most recent value reported by any Investment Fund does not represent fair value or if any Investment Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by the Investment Manager and under the general supervision of the Board of Trustees which is responsible for the overall management and control of the Master Fund in accordance with its Agreement and Declaration of Trust.

The Investment Manager’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining net asset value at the Money Manager of the Investment Funds. The Investment Manager has designed an ongoing due diligence process with respect to Investment Funds and their Money Managers, which assists the Investment Manager in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

5

Fair Value of Financial Instruments

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Master Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs including fair value of investments with the ability to redeem at net asset value as of the measurement date, or during the first quarter following the measurement date;

Level 3 - Other significant unobservable inputs including fair value of investments that do not have the ability to redeem at net asset value as of the measurement date, or during the first quarter following the measurement date.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Investment Manager generally uses the net asset value per share of the investment (or its equivalent) reported by the Investment Fund as the primary input to its valuation; however adjustments to the reported amount may be made based on various factors.

An individual fund’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Investment Funds within the hierarchy is based upon the redemption terms of the Investment Funds and does not necessarily correspond to the Investment Manager’s perceived risk of the Investment Funds.

All of the Master Fund’s investments in Investment Funds have been classified within level 2 or level 3. The Master Fund generally does not hold any investments that could be classified as level 1, as observable prices are typically not available. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Investment Manager’s belief of the most meaningful presentation of the strategy classification of the Investment Funds is as reflected in the schedule of investments.

Hedge funds are generally open-end funds as they typically offer subscription and redemption options to investors. The frequency of such subscriptions or redemptions is dictated by such fund’s governing documents. The amount of liquidity provided to investors in a particular fund is generally consistent with the liquidity and risk associated with the Investment portfolio (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors). Liquidity of individual hedge funds vary based on various factors and may include “gates”, “holdbacks” and “side pockets” imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid on the Schedule of Investments.

Assumptions used by the Investment Manager due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations.

6

 The following is a summary of the inputs used as of December 31, 2011 in valuing the Master Fund’s investments in Investment Funds carried at fair value:

	Assets at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Investments in Investment Funds
Asia	$-	$8,456,979	$-	$8,456,979
Emerging Markets	-	2,678,569	-	2,678,569
Energy & Natural Resources	-	8,392,825	1,505,672	9,898,497
Financials	-	2,836,625	3,572,354	6,408,979
Global Concentrated	-	2,413,429	-	2,413,429
Global Long/Short	-	8,584,764	9,530,452	18,115,216
Healthcare	-	5,887,948	-	5,887,948
Technology	-	-	9,130,249	9,130,249
Total Investments in Investment Funds	$-	$39,251,139	$23,738,727	$62,989,866

The following is a reconciliation of investments in Investment Funds for which significant unobservable inputs (level 3) were used in determining fair value:

									Net change in
									Unrealized
									Appreciation/
									(Depreciation)
									for Investment
							Net change in		Funds still
	Balance at	Subscriptions	Redemptions			Net Realized	Unrealized	Balance at	held as of
	October 3,*	in Investment	from Investment	Transfers	Transfers	Gains/	Appreciation/	December 31,	December 31,
	2011	Funds	Funds	into Level 3	out of Level 3	(Losses)	(Depreciation)	2011	2011
Investments in Investment Funds
Energy & Natural Resources	$-	$1,418,096	$-	$-	$-	$-	$87,576	$1,505,672	$87,576
Financials	-	3,463,854	-	-	-	-	108,500	3,572,354	108,500
Global Long/Short	-	8,774,429	-	-	-	-	756,023	9,530,452	756,023
Technology	-	10,105,191	(1,000,000)	-	-	43,075	(18,017)	9,130,249	(18,017)
Total Investments in Investment Funds	$-	$23,761,570	$(1,000,000)	$-	$-	$43,075	$934,082	$23,738,727	$934,082

 *Commencement of Operations

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Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

8

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global Equity Long/Short Master Fund

By (Signature and Title)	/s/ Mark W. Yusko
Mark W. Yusko – Chairman & President

Date	February 24, 2012

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	February 24, 2012

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